COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jul. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases	Future minimum lease payments under non-cancelable operating leases are as follows:

12 months ending July 31,	Lease payments
2020	$656,330
2021	658,806
2022	274,241
2023	4,928
Total	$1,594,305